Revenue - Summary of Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Revenue [abstract]
Revenue from contracts with customers	$ 233,651		$ 227,185	$ 220,190
Other revenues
Government grants income	1,363		1,393	1,704
Rental income	885		1,196	1,120
Others	215		194	185
Revenue other than from contracts with customers	2,463		2,783	3,009
Total	$ 236,114	$ 7,527	$ 229,968	$ 223,199